Deferred Taxation	12 Months Ended
Dec. 31, 2024
Deferred Taxation [Abstract]
DEFERRED TAXATION
23.	DEFERRED TAXATION

The movements in deferred tax assets/(liabilities) during the year are as follows:

Deferred tax liabilities

	Provision for defined benefit obligations	Depreciation allowance in excess of related depreciation	Right-of-use assets	Total
	US$	US$	US$	US$
At January 1, 2023	(30,459)	(5,081)	(123,078)	(158,618)
Deferred tax credited to profit or loss	-	1,360	68,519	69,879
Deferred tax credited to other comprehensive income/(loss)	4,920	-	-	4,920
Exchange realignment	(16)	4	(449)	(461)
Gross deferred tax liabilities at December 31, 2023 and January 1, 2024	(25,555)	(3,717)	(55,008)	(84,280)
Deferred tax credited/(charged) to profit or loss	-	3,395	(65,211)	(61,816)
Deferred tax charged to other comprehensive income/(loss)	(3,754)	-	-	(3,754)
Exchange realignment	(548)	322	2,762	2,536
Gross deferred tax liabilities at December 31, 2024	(29,857)	-	(117,457)	(147,314)

Deferred tax assets

Lease liabilities
US$
At January 1, 2023	123,078
Deferred tax charged to profit or loss	(68,519)
Exchange realignment	449
Gross deferred tax assets at December 31, 2023 and January 1, 2024	55,008
Deferred tax credited to profit or loss	65,211
Exchange realignment	(2,762)
Gross deferred tax assets at December 31, 2024	117,457

For presentation purposes, certain deferred tax assets and liabilities have been offset in the statements of financial position. The following is an analysis of the deferred tax balances of the Group for financial reporting purposes:

	2024	2023
	US$	US$
Net deferred tax assets recognized in the consolidated statement of financial position	-	-
Net deferred tax liabilities recognized in the consolidated statement of financial position	29,857	29,272